Related Party Transactions (Details) - Schedule of other related party transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
VP Technology [Member]
Related Party Transactions (Details) - Schedule of other related party transactions [Line Items]
Selling and marketing expenses	$ 174	$ 210	$ 105
CEO, CFO and Directors [Member]
Related Party Transactions (Details) - Schedule of other related party transactions [Line Items]
General and administrative expense	$ 1,006	$ 718	$ 624